Intangibles (Tables)	9 Months Ended
Sep. 30, 2013
Intangibles
Summary of the carrying amount of intangible assets

The following is a summary of the carrying amount of intangible assets as of September 30, 2013 and December 31, 2012 (in thousands):

	September 30, 2013			December 31, 2012
	Cost	Accumulated Amortization	Net	Cost	Accumulated Amortization	Net
In-place leases	$26,073	$(7,525)	$18,548	$12,150	$(6,907)	$5,243
Above market leases	2,180	(12)	2,168	—	—	—
Total	$28,253	$(7,537)	$20,716	$12,150	$(6,907)	$5,243

Schedule of future amortization of the intangible assets

Future amortization of the intangible assets as of September 30, 2013, is as follows (in thousands):

Year Ending December 31:
2013	$567
2014	2,217
2015	2,185
2016	2,172
2017	1,996
Thereafter	11,579
Total	$20,716